SHARE CAPITAL AND SHARE-BASED PAYMENTS - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) $ / shares	Dec. 31, 2016 CAD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of options authorized to be issued through incentive plan	6.50%
Maximum term options granted	7 years
Percentage of incentive stock options to issued and outstanding common share capital			2.50%	2.50%	2.50%	2.50%
Aggregate intrinsic value of vested share options			$ 4,076		$ 3,870
Weighted average fair value of stock options granted				$ 5.97		$ 3.34
Weighted average share price at date of grant	$ 12.50	$ 7.19
Weighted average share price at date of exercise of stock options (C$ per share) | $ / shares	$ 13.50	$ 15.53
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted				$ 12.95		$ 10.13
Weighted average fair value (C$ per unit) | $ / shares				$ 11.07		$ 12.01
Liabilities from share-based payment transactions			5,372		4,791
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted				$ 14.06		$ 7.27
Fair value of units settled (C$ per unit) | $ / shares	$ 13.98	8.09
Weighted average fair value (C$ per unit) | $ / shares				$ 11.07		$ 12.01
Liabilities from share-based payment transactions			3,339		3,561
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted				$ 12.62		$ 7.17
Fair value of units settled (C$ per unit) | $ / shares	$ 13.97	$ 17.32
Weighted average fair value (C$ per unit) | $ / shares				$ 9.47		$ 12.29
Liabilities from share-based payment transactions			$ 1,299		$ 3,818
Vesting period	3 years
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted	$ 12.01	$ 7.17
Minimum | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rights, percentage	0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term options granted	10 years
Exercise price, share options granted	$ 14.12	$ 7.27
Maximum | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rights, percentage	200.00%